STOCK OPTIONS AND WARRANTS (Detail Textuals 3) (USD $)			3 Months Ended	12 Months Ended		0 Months Ended
	Jun. 30, 2013	May 31, 2013	Jun. 30, 2013 Stock Options	Dec. 31, 2012 Stock Options	Dec. 31, 2011 Stock Options	Apr. 08, 2013 Estate Of Salvatore J Bucchere [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested options relating to the 2008 grant and to be vest on September 24, 2013				30,000
Unrecognized compensation cost	$ 715,626			$ 1,426,392
Number of stock options exercised						4,000
Issuance of Common Stock committed for stock options exercised by officers/Director's (in shares)			(4,000)		(150,000)	4,000
Number of stock options exercised at exercise price $0.51						2,000
Exercise price of first 2000 stock options (in dollars per share)						$ 0.51
Number of stock options exercised at exercise price $0.85						2,000
Exercise price of remaining stock options (in dollars per share)						$ 0.85
Expected compensation cost 2013		713,466
Expected compensation cost 2014		540
Expected compensation cost 2015		540
Expected compensation cost 2016		540
Expected compensation cost 2017		$ 540